17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) (USD $)	Sep. 30, 2013
Notes to Financial Statements
2014	$ 93,608
2015	65,292
2016	23,755
2017	0
2018	0
Beyond	0
Total	$ 182,655